Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other payables [line items]
Construction contract-related payables	€ 174
Deferred consideration	87	€ 119
Minimum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	267
Maximum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	410
Level 3 of fair value hierarchy [member]
Disclosure of trade and other payables [line items]
Fair value of total contingent consideration	€ 248	€ 220